Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

3. Property and Equipment

Property and equipment as of December 31, 2021 and 2020 is summarized as follows:

	December 31,
	2021	2020

Computer and office equipment	$36,194	$27,307
Less accumulated depreciation	(28,801)	(18,804)
Computer and office equipment, net	$7,393	$8,503

All of the Company's property and equipment is located in the United Kingdom. Depreciation expense for the years ended December 31, 2021 and 2020 was $15,599 and $8,943, respectively. Depreciation expense is included in general and administrative costs in the Company's consolidated statement of operations.